SCHEDULE OF BORROWINGS (Details) ¥ in Thousands, $ in Thousands		Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Short-Term Debt [Line Items]
Short-Term Debt		$ 8,761	¥ 62,367	¥ 57,600
Other Long-Term Debt			5,700	6,000
China Resources Bank of Zhuhai Co., Ltd. Loan 3 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[1]		22,000	22,000
ICBC Loan 3 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[2]		7,000	7,600
Bank of Beijing Loan 1 [Member]
Short-Term Debt [Line Items]
Short-Term Debt			5,000	5,000
Bank of Beijing Loan 2 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[3]		5,000	5,000
China Resources SZITIC Trust Company Limited Loan 2 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[4]		5,000	5,000
SH PuDong Development Bank [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[5]		8,000	8,000
China Post Savings Bank Meilin Branch [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[6]		5,000	5,000
Tianjin Jincheng Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Short-Term Debt			367
Bank of China Wenjin Square Sub-branch [Member]
Short-Term Debt [Line Items]
Short-Term Debt			5,000
Guangxi Beibu Gulf Bank Loan 1 [Member]
Short-Term Debt [Line Items]
Other Long-Term Debt	[7]		5,000	5,000
Guangxi Beibu Gulf Bank Loan 2 [Member]
Short-Term Debt [Line Items]
Other Long-Term Debt	[8]		¥ 700	¥ 1,000

[1]	On November 10, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 3.55%. The loan was rollover in November 2024 and November 2025. The loan will be due in November 2026 with interest rate of 4.0%. The Company mortgaged the office owned by UTime SZ.
[2]	On December 11, 2023, UTime SZ entered into a loan agreement with ICBC, to borrow RMB8 million as working capital at an annual effective interest rate of 3.85%. The loan was renewed in December 2024 and December 2025. The loan will be due in November 2026 with interest rate of 3.2%.
[3]	On February 27, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB5 million as working capital at an annual effective interest rate of 4.05%. The loan is guaranteed by Mr. Bao and his spouse and will be due in January 2027.
[4]	On March 26, 2025, UTime SZ entered into a working capital loan agreement with China CITIC Bank, to borrow RMB5 million as working capital at an annual effective interest rate of 3.6%. The loan is guaranteed by Mr. Bao and will be due in March 26, 2026.
[5]	On May 8, 2025, UTime SZ entered into a working capital loan agreement with Shanghai Pudong Development Bank to borrow RMB8 million as working capital at an annual effective interest rate of 4.32%. The loan will be due in April 2026.
[6]	In February 2025, UTime SZ entered into a credit agreement with Postal Savings Bank of China Bank to borrow RMB5 million for a term of one years with interest rate of 3.66%. The loan was originally due in February 2026 and was renewed for another year such that it will be due in February 2027. Mr. Bao is a co-borrower for this loan.
[7]	On January 25, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank to borrow RMB5 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rolled over in January 2025 and, as a result, the loan will be due in January 2027 with interest rate of 4.5%. .
[8]	On January 26, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB1 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mrs. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rolled over in January 2025 and, as a result, the loan will be due in January 2027 with interest rate of 4.5%.